Summary of Significant Accounting Policies - Internal-Use Software and Website Development Costs (Details) - USD ($)	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Feb. 04, 2016	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Line Items]
Impairments to internal-use software				$ 0	$ 0	$ 0
Capitalized internal-use software, net		$ 5,700,000			5,000,000	4,700,000
Capitalized internal-use software and website development costs		$ 700,000	$ 600,000	$ 200,000	$ 2,500,000	$ 1,100,000
Predecessor
Accounting Policies [Line Items]
Impairments to internal-use software	$ 0
Capitalized internal-use software and website development costs	$ 0
Computer Software
Accounting Policies [Line Items]
Estimated useful life					3 years